Long-term debt - Additional information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long Term Debt
Borrowings	$ 1,658.8	$ 1,658.8	$ 1,608.8
Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings	$ 100.0	$ 100.0
Borrowings, interest rate	6.375%	6.375%
Borrowings, covenant, interest coverage ratio, minimum		2
Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings	$ 400.0	$ 400.0
Borrowings, interest rate	7.50%	7.50%
Borrowings, covenant, interest coverage ratio, minimum		2
Borrowings redemption price percentage		100.00%
Credit Facility
Long Term Debt
Borrowings	$ 0.0	$ 0.0
Credit facility full interest rate	2.25%	2.25%	3.00%
Standby fees on undrawn amounts under credit facility, Percentage	0.51%	0.51%	0.68%
Issuance of senior unsecured notes, net of transaction costs		$ 0.0
Letters of credit issued		$ 24.1	$ 46.0
Credit Facility | Bottom of range
Long Term Debt
The capacity for credit facility	$ 350.0
Credit facility full interest rate	1.25%	1.25%
Standby fees on undrawn amounts under credit facility, Percentage	0.51%	0.51%
Credit Facility | Top of range
Long Term Debt
The capacity for credit facility	$ 400.0
Credit facility full interest rate	3.75%	3.75%
Standby fees on undrawn amounts under credit facility, Percentage	0.84%	0.84%